Commitments And Contingencies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Loss contingency accrual carrying value current		¥ 72,598	¥ 0
Accrued Liabilities And Other Liabilities Current [Member]
Loss contingency accrual carrying value current		72,598
Initial Public Offering Between Pratyush v. Full Truck Alliance Co. Ltd [Member]
Litigation settlement | $	$ 10,250
Capital commitment [Member]
Other Commitment		¥ 328,000	¥ 46,000